UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143
                                  -----------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                            --------------

Date of fiscal year end: 8/31
                        ------

Date of reporting period:  2/29/08
                          ---------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                     FEBRUARY 29, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER               GLOBAL
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                TEMPLETON GLOBAL                       FASTER VIA EMAIL?
            SMALLER COMPANIES FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Global Smaller Companies Fund ...................................    3

Performance Summary .......................................................    9

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   23

Notes to Financial Statements .............................................   27

Shareholder Information ...................................................   36

--------------------------------------------------------------------------------

Semiannual Report

Templeton Global Smaller Companies Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies, anywhere in the world, including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Templeton Global Smaller Companies Fund covers the period ended February 29, 2008.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Global Smaller Companies Fund - Class A had a -19.51% cumulative total return. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted a -5.95% total return for the same period. 1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy experienced significantly slower gross domestic product (GDP) growth in the fourth quarter of 2007 as housing prices declined, consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. In capital markets, investors quickly began broad reassessment of risk in the stock, bond and credit markets. Some economists speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy -- which is the world's largest and accounts for roughly 30% of global GDP

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                           Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asia                                                                       39.5%
Europe                                                                     23.4%
North America                                                              21.8%
Australia & New Zealand                                                     5.5%
Middle East & Africa                                                        0.9%
Latin America                                                               0.6%
Short-Term Investments & Other Net Assets                                   8.3%

-- could have a meaningfully negative impact on growth prospects around the world. Nevertheless, growth remained robust in certain areas, particularly in Asia ex-Japan, where China's demand for commodities continued to have significant impact on commodity prices and related equities.

In the six months under review, prices for oil and agricultural and industrial commodities, as well as precious metals like platinum, silver and gold, increased significantly and contributed to global inflationary pressures. While inflation remained a major concern within the eurozone, the U.S. focused on reigniting its economy through fiscal and monetary policies. Despite possible inflationary pressure from lower interest rates, the Federal Reserve Board (Fed) reduced its federal funds target rate from 5.25% to 3.00% during the period. The Fed's interest rate reductions pressured the U.S. dollar as other countries' central banks generally left rates unchanged, and the dollar's value declined against most of the world's currencies. The U.S. dollar's weakness was another reason for higher commodity prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, global equity markets were volatile, and the MSCI World Index declined 5.95% for the six-month period even though the weaker dollar aided returns. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins, many companies' balance sheets remained relatively strong. Although many financial institutions were hurt by their subprime loan exposure, abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

INVESTMENT STRATEGY

At Templeton, we take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by evaluating a company's long-term earnings, asset value and cash flow growth potential. We are patient investors; our typical holding period is four to five years.


4 | Semiannual Report

MANAGER'S DISCUSSION

The Fund benefited from several of its holdings that performed well during the six months under review. Canada-based Open Text was among the major contributors to performance during the reporting period. Following the company's 2006 acquisition of a competitor, Hummingbird, Open Text became the single largest provider of enterprise content management (ECM) software. The company's stock price rose as the integration of Hummingbird progressed successfully, alleviating some market concerns. Open Text also benefited from better-than-expected profits and industry consolidation.

Denmark's Vestas Wind Systems, the world's leading wind turbine manufacturer, also performed well during the reporting period. The company's success stems largely from its ability to develop durable, reliable and cost-effective wind turbines. Wind power is the cheapest source of renewable energy when the costs of environmental degradation from traditional power sources are factored in. Vestas benefited from rising energy prices and increasing global attention on renewable and environmentally friendly power sources.

Another contributor to performance was Vedior, a Netherlands-based, leading diversified staffing company. Although Vedior operates in traditional administrative and specialist segments of the staffing services industry, it has benefited from its high exposure to more profitable specialist staffing and permanent placement businesses. The company improved its balance sheet by reducing its debt, and its shares rose in value as the company agreed to be acquired by its rival Randstad, also based in the Netherlands. We believed the premium offered by Randstad, which was more than 50% of Vedior's market value immediately preceding the offer date, was a fair price. By period-end, the Fund had sold its investment in Vedior.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 29, 2008, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

TOP 10 HOLDINGS
2/29/08

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Downer EDI Ltd.                                                            2.8%
   COMMERCIAL SERVICES & SUPPLIES, AUSTRALIA
--------------------------------------------------------------------------------
GAME Group PLC                                                             2.1%
   SPECIALTY RETAIL, U.K.
--------------------------------------------------------------------------------
OPG Groep NV                                                               2.0%
   HEALTH CARE PROVIDERS & SERVICES, NETHERLANDS
--------------------------------------------------------------------------------
Bank of Pusan                                                              1.9%
   COMMERCIAL BANKS, SOUTH KOREA
--------------------------------------------------------------------------------
People's Food Holdings Ltd.                                                1.8%
   FOOD PRODUCTS, CHINA
--------------------------------------------------------------------------------
Yule Catto & Company PLC                                                   1.7%
   CHEMICALS, U.K.
--------------------------------------------------------------------------------
Simplo Technology Co. Ltd.                                                 1.6%
   COMPUTERS & PERIPHERALS, TAIWAN
--------------------------------------------------------------------------------
Youngone Corp.                                                             1.6%
   TEXTILES, APPAREL & LUXURY GOODS, SOUTH KOREA
--------------------------------------------------------------------------------
Steiner Leisure Ltd.                                                       1.5%
   DIVERSIFIED CONSUMER SERVICES, BAHAMAS
--------------------------------------------------------------------------------
FKI PLC                                                                    1.5%
   MACHINERY, U.K.
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

Not all of the Fund's holdings performed well during the review period. Canada-based MEGA Brands is a leading manufacturer of construction toys and number one in preschool/magnetic construction. The company had a challenging year and its stock price fell in value as it integrated its largest-ever acquisition, instituted a product recall and settled numerous lawsuits. However, our outlook for the company remained positive due to likely efficiency gains from plant closures and downsizing. We believed MEGA Brands' innovation gives it a competitive advantage, and that the company is well-positioned to benefit from a strong product pipeline and international growth opportunities.

Shares of Takuma, a Japanese environmental equipment player with a focus on designing, constructing and running waste and biomass power plants, declined during the period due to lower-than-expected earnings. However, our analysis indicated that the company remained attractively valued and that the company's high degree of vertical integration could lead to a strong margin recovery if the domestic municipal demand for environmental products improves.

Hibbett Sports, a leading U.S. retailer of premium, full-priced sporting goods, also detracted from the Fund's returns. The company fills a market niche by focusing expansion in areas with smaller populations and often serves as the primary distribution outlet for branded vendors such as Nike. This low-cost, small-market focus tends to buffer the company from competition and contributes to industry-leading sales growth, operating profit and return on capital. We believed Hibbett's balance sheet was strong, and that its business model is able to generate significant excess cash flow. However, a slowing U.S. economy led to reduced earnings forecasts and share price weakness during the reporting period.


6 | Semiannual Report

Thank you for your continued participation in Templeton Global Smaller Companies Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Bradley Radin

                          Bradley Radin, CPA

[PHOTO OMITTED]           /s/ Harlan B. Hodes

                          Harlan B. Hodes, CPA

[PHOTO OMITTED]           /s/ Cynthia Sweeting

                          Cynthia Sweeting, CFA

                          Portfolio Management Team
                          Templeton Global Smaller Companies Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

--------------------------------------------------------------------------------
BRADLEY RADIN assumed portfolio manager responsibilities for Templeton Global Smaller Companies Fund in September 2007. In addition, he has global research responsibilities for Asian, Japanese and Australian banks and small-cap special situation stocks.

Prior to joining Templeton in 1995, Mr. Radin worked in the Asian equity research department of Credit Suisse First Boston in Hong Kong. Prior to this position, he was an account executive with Dentsu, Young & Rubicam in Hong Kong. He has also worked in Taipei and Moscow.

Mr. Radin earned a business administration degree, with honors, a B.Sc. in biophysics, and an M.B.A., with a concentration in finance, from the University of Western Ontario. He is a Chartered Financial Analyst (CFA) Charterholder and a member of the Toronto Society of Financial Analysts.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HARLAN B. HODES assumed portfolio manager responsibilities for Templeton Global Smaller Companies Fund in December 2007. Mr. Hodes has global research responsibilities for leisure equipment and products, small-cap financial services and consumer goods, and Latin American banks. He also has country research coverage of the U.S., Israel, and Egypt.

Prior to joining Templeton in 2001, Mr. Hodes worked for Kaufman, Rossin & Co. in Miami. In this position, he was responsible for the analysis and reporting of hedge funds, taxation of individuals, corporations, S corporations, and partnerships. His responsibilities also included valuations, cash flow, and financial analysis of other various entities. Prior to working for Kaufman, Rossin & Co., Mr. Hodes was with Arthur Andersen, where his responsibilities included the financial reporting and taxation of international banks.

Mr. Hodes earned a B.A. from the University of Michigan and an M.B.A. from the Leonard N. Stern School of Business at New York University. He is a Certified Public Accountant (CPA) and a member of the American Institute of Certified Public Accountants (AICPA).
--------------------------------------------------------------------------------


8 | Semiannual Report

Performance Summary as of 2/29/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
CLASS A   (SYMBOL: TEMGX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$2.76             $7.37         $10.13
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.0983
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0222
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.8372
---------------------------------------------------------------------------------------------------
      TOTAL                                $0.9577
---------------------------------------------------------------------------------------------------
CLASS B   (SYMBOL: N/A)                                    CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$2.65             $7.03          $9.68
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.0253
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0222
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.8372
---------------------------------------------------------------------------------------------------
      TOTAL                                $0.8847
---------------------------------------------------------------------------------------------------
CLASS C   (SYMBOL: TESGX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$2.68             $7.18          $9.86
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.0312
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0222
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.8372
---------------------------------------------------------------------------------------------------
      TOTAL                                $0.8906
---------------------------------------------------------------------------------------------------
ADVISOR CLASS   (SYMBOL: TGSAX)                            CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$2.78             $7.39         $10.17
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.1216
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0222
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.8372
---------------------------------------------------------------------------------------------------
      TOTAL                                $0.9810
---------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH           1-YEAR           5-YEAR           10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                   -19.51%          -13.07%         +153.50%          +77.17%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2               -24.15%          -18.05%          +19.01%           +5.26%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $7,585           $8,195          $23,872          $16,696
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                           -20.56%          +19.05%           +4.83%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.32%
------------------------------------------------------------------------------------------------------------
CLASS B                                    6-MONTH           1-YEAR           5-YEAR     INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                   -19.92%          -13.77%         +143.90%          +96.94%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2               -22.82%          -16.90%          +19.32%           +7.68%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $7,718           $8,310          $24,190          $19,694
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                           -19.38%          +19.41%           +7.67%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 2.07%
------------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                   -19.80%          -13.68%         +144.49%          +64.26%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2               -20.53%          -14.46%          +19.58%           +5.09%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $7,947           $8,554          $24,449          $16,426
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                           -17.18%          +19.58%           +4.65%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 2.06%
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                              6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                   -19.44%          -12.84%         +156.87%          +81.65%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2               -19.44%          -12.84%          +20.77%           +6.15%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $8,056           $8,716          $25,687          $18,165
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                           -15.60%          +20.80%           +5.72%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.07%
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGE-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                           VALUE 9/1/07      VALUE 2/29/08    PERIOD* 9/1/07-2/29/08
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   804.90              $ 5.79
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,018.45              $ 6.47
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   800.80              $ 9.22
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,014.62              $10.32
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   802.00              $ 9.05
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,014.82              $10.12
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   805.60              $ 4.80
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,019.54              $ 5.37
-------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.29%; B: 2.06%; C: 2.02%; and Advisor: 1.07%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                                                          Semiannual Report | 13

Templeton Global Smaller Companies Fund

FINANCIAL HIGHLIGHTS

                                      ----------------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                      FEBRUARY 29, 2008                            YEAR ENDED AUGUST 31,
CLASS A                                  (UNAUDITED)            2007            2006            2005           2004           2003
                                      ----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................   $      10.13      $      9.09     $      9.82     $      8.69    $      7.16     $     5.82
                                      ----------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........           0.01             0.06            0.08            0.12           0.07           0.07
   Net realized and unrealized
      gains (losses) ...............          (1.81)            2.13            0.83            2.02           1.56           1.32
                                      ----------------------------------------------------------------------------------------------
Total from investment operations ...          (1.80)            2.19            0.91            2.14           1.63           1.39
                                      ----------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........          (0.10)           (0.12)          (0.14)          (0.10)         (0.10)         (0.05)
   Net realized gains ..............          (0.86)           (1.03)          (1.50)          (0.91)            --             --
                                      ----------------------------------------------------------------------------------------------
Total distributions ................          (0.96)           (1.15)          (1.64)          (1.01)         (0.10)         (0.05)
                                      ----------------------------------------------------------------------------------------------
Redemption fees ....................             -- e             -- e            -- e            -- e           -- e           -- e
                                      ----------------------------------------------------------------------------------------------
Net asset value, end of period .....   $       7.37      $     10.13     $      9.09     $      9.82    $      8.69     $     7.16
                                      ==============================================================================================

Total return c .....................         (19.51)%          26.52%          11.66%          26.78%         23.04%         24.09%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................           1.29% f          1.32% f         1.34% f         1.35% f        1.42% f        1.46%
Net investment income ..............           0.26%            0.68%           0.90%           1.33%          0.91%          1.18%

SUPPLEMENTAL DATA
Net assets, end of period
   (000's) .........................   $  1,071,290      $ 1,470,895     $ 1,128,415     $   949,606    $   744,017     $  691,103
Portfolio turnover rate ............           5.71%           28.07%          33.90%          41.58%         31.69%         29.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Smaller Companies Fund

                                        -------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        FEBRUARY 29, 2008                           YEAR ENDED AUGUST 31,
CLASS B                                    (UNAUDITED)           2007           2006           2005           2004           2003
                                        -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ...........................        $   9.68      $     8.72     $     9.50     $     8.42     $     6.97     $     5.70
                                        -------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...           (0.02)          (0.01)          0.01           0.06           0.02           0.03
   Net realized and unrealized
      gains (losses) ................           (1.74)           2.05           0.81           1.95           1.52           1.27
                                        -------------------------------------------------------------------------------------------
Total from investment operations ....           (1.76)           2.04           0.82           2.01           1.54           1.30
                                        -------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ............           (0.03)          (0.05)         (0.10)         (0.02)         (0.09)         (0.03)
   Net realized gains ...............           (0.86)          (1.03)         (1.50)         (0.91)            --             --
                                        -------------------------------------------------------------------------------------------
Total distributions .................           (0.89)          (1.08)         (1.60)         (0.93)         (0.09)         (0.03)
                                        -------------------------------------------------------------------------------------------
Redemption fees .....................              -- e            -- e           -- e           -- e           -- e           -- e
                                        -------------------------------------------------------------------------------------------
Net asset value, end of period ......        $   7.03      $     9.68     $     8.72     $     9.50     $     8.42     $     6.97
                                        ===========================================================================================

Total return c ......................          (19.92)%         25.69%         10.74%         25.86%         22.23%         22.97%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................            2.06% f         2.07% f        2.09% f        2.10% f        2.16% f        2.21%
Net investment income (loss) ........           (0.51)%         (0.07)%         0.15%          0.58%          0.17%          0.43%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...        $  5,786      $    9,010     $    8,027     $    7,983     $    4,896     $    3,171
Portfolio turnover rate .............            5.71%          28.07%         33.90%         41.58%         31.69%         29.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Smaller Companies Fund

                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       FEBRUARY 29, 2008                           YEAR ENDED AUGUST 31,
CLASS C                                   (UNAUDITED)            2007           2006           2005           2004         2003
                                       ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ...........................      $    9.86       $     8.88     $     9.65     $     8.55     $     7.05     $   5.75
                                       ------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...          (0.02)            -- e           0.01           0.06           0.02         0.02
   Net realized and unrealized
      gains (losses) ................          (1.77)            2.07           0.83           1.98           1.54         1.30
                                       ------------------------------------------------------------------------------------------
Total from investment operations ....          (1.79)            2.07           0.84           2.04           1.56         1.32
                                       ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ............          (0.03)           (0.06)         (0.11)         (0.03)         (0.06)       (0.02)
   Net realized gains ...............          (0.86)           (1.03)         (1.50)         (0.91)            --           --
                                       ------------------------------------------------------------------------------------------
Total distributions .................          (0.89)           (1.09)         (1.61)         (0.94)         (0.06)       (0.02)
                                       ------------------------------------------------------------------------------------------
Redemption fees .....................             -- e             -- e           -- e           -- e           -- e         -- e
                                       ------------------------------------------------------------------------------------------
Net asset value, end of period ......      $    7.18       $     9.86     $     8.88     $     9.65     $     8.55     $   7.05
                                       ==========================================================================================

Total return c ......................         (19.80)%          25.58%         10.89%         25.74%         22.07%       23.17%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................           2.02% f          2.06% f        2.09% f        2.10% f        2.17% f      2.20%
Net investment income (loss) ........          (0.47)%          (0.06)%         0.15%          0.58%          0.16%        0.44%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $  64,782       $   98,269     $   71,857     $   55,448     $   30,741     $ 17,347
Portfolio turnover rate .............           5.71%           28.07%         33.90%         41.58%         31.69%       29.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Smaller Companies Fund

                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         FEBRUARY 29, 2008                            YEAR ENDED AUGUST 31,
ADVISOR CLASS                               (UNAUDITED)            2007           2006           2005         2004         2003
                                         ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .............................      $   10.17       $     9.11     $     9.84     $     8.71     $   7.17     $   5.84
                                         ----------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ............           0.02             0.10           0.11           0.16         0.10         0.06
   Net realized and unrealized gains
      (losses) ........................          (1.82)            2.13           0.82           2.01         1.56         1.33
                                         ----------------------------------------------------------------------------------------
Total from investment operations ......          (1.80)            2.23           0.93           2.17         1.66         1.39
                                         ----------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..............          (0.12)           (0.14)         (0.16)         (0.13)       (0.12)       (0.06)
   Net realized gains .................          (0.86)           (1.03)         (1.50)         (0.91)          --           --
                                         ----------------------------------------------------------------------------------------
Total distributions ...................          (0.98)           (1.17)         (1.66)         (1.04)       (0.12)       (0.06)
                                         ----------------------------------------------------------------------------------------
Redemption fees .......................             -- e             -- e           -- e           -- e         -- e         -- e
                                         ----------------------------------------------------------------------------------------
Net asset value, end of period ........      $    7.39       $    10.17     $     9.11     $     9.84     $   8.71     $   7.17
                                         ========================================================================================

Total return c ........................         (19.44)%          26.98%         11.83%         27.07%       23.30%       24.39%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..............................           1.07% f          1.07% f        1.09% f        1.10% f      1.17% f      1.21%
Net investment income .................           0.48%            0.93%          1.15%          1.58%        1.16%        1.43%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....      $ 126,635       $  117,115     $   60,588     $   39,912     $  9,329     $  4,834

Portfolio turnover rate ...............           5.71%           28.07%         33.90%         41.58%       31.69%       29.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 91.7%
    AUSTRALIA 5.5%
    Billabong International Ltd. ..................       Textiles, Apparel & Luxury Goods              369,406    $     4,333,587
    Downer EDI Ltd. ...............................        Commercial Services & Supplies             6,018,725         34,911,262
    Emeco Holdings Ltd. ...........................       Trading Companies & Distributors            3,781,677          2,711,116
    Iluka Resources Ltd. ..........................                Metals & Mining                    4,247,386         14,236,303
    PaperlinX Ltd. ................................            Paper & Forest Products                7,001,361         13,819,468
                                                                                                                   ---------------
                                                                                                                        70,011,736
                                                                                                                   ---------------
    BAHAMAS 1.5%
  a Steiner Leisure Ltd. ..........................         Diversified Consumer Services               592,860         19,457,665
                                                                                                                   ---------------
    BELGIUM 0.9%
    Barco NV ......................................      Electronic Equipment & Instruments             151,370         11,029,424
                                                                                                                   ---------------
    BRAZIL 0.6%
    Companhia de Saneamento de Minas Gerais .......                Water Utilities                      526,500          7,984,320
                                                                                                                   ---------------
    CANADA 5.6%
  a ATS Automation Tooling Systems Inc. ...........                   Machinery                         885,180          5,850,198
    Dorel Industries Inc., B ......................              Household Durables                     362,300         10,657,182
  a GSI Group Inc. ................................      Electronic Equipment & Instruments           1,071,820          8,724,615
    Linamar Corp. .................................                Auto Components                      346,500          4,932,384
  a MDS Inc. ......................................        Life Sciences Tools & Services               970,300         16,258,814
  a Mega Brands Inc. ..............................         Leisure Equipment & Products                772,900          4,007,921
  a Open Text Corp. ...............................         Internet Software & Services                227,600          7,338,278
  a Saxon Energy Services Inc. ....................          Energy Equipment & Services              2,338,700         12,888,413
                                                                                                                   ---------------
                                                                                                                        70,657,805
                                                                                                                   ---------------
    CHINA 5.5%
  a AAC Acoustic Technologies Holdings Inc. .......           Communications Equipment                9,478,000          9,111,295
    Bio-Treat Technology Ltd. .....................        Commercial Services & Supplies            20,490,417          8,666,198
  a China Pharmaceutical Group Ltd. ...............                Pharmaceuticals                   16,118,000          4,950,748
    People's Food Holdings Ltd. ...................                 Food Products                    29,293,000         22,678,452
    Sinotrans Ltd., H .............................            Air Freight & Logistics               34,391,000         10,961,204
    Weiqiao Textile Co. Ltd., H ...................       Textiles, Apparel & Luxury Goods            9,651,000         13,544,306
                                                                                                                   ---------------
                                                                                                                        69,912,203
                                                                                                                   ---------------
    FINLAND 2.4%
    Amer Sports OYJ ...............................         Leisure Equipment & Products                778,180         16,360,690
    Elcoteq SE, A .................................           Communications Equipment                  756,951          4,584,716
    Huhtamaki OYJ .................................            Containers & Packaging                   863,810          9,060,832
                                                                                                                   ---------------
                                                                                                                        30,006,238
                                                                                                                   ---------------
    GERMANY 2.3%
    Celesio AG ....................................       Health Care Providers & Services              302,000         17,365,556
  a Jenoptik AG ...................................      Electronic Equipment & Instruments             977,110          7,178,945
  a Thiel Logistik AG .............................            Air Freight & Logistics                1,547,850          4,675,777
                                                                                                                   ---------------
                                                                                                                        29,220,278
                                                                                                                   ---------------


18 | Semiannual Report

Templeton Global Smaller Companies Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                        SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    HONG KONG 6.3%
    Asia Satellite Telecommunications Holdings
      Ltd. ........................................      Diversified Telecommunication Services        3,454,500   $     6,659,448
    Dah Sing Financial Group ......................                 Commercial Banks                   1,519,600        11,248,991
    Fountain Set (Holdings) Ltd. ..................         Textiles, Apparel & Luxury Goods          33,524,000         6,807,297
    Giordano International Ltd. ...................                 Specialty Retail                  20,439,348         8,615,940
    Hang Lung Group Ltd. ..........................       Real Estate Management & Development         1,665,000         7,788,923
    Hopewell Holdings Ltd. ........................           Transportation Infrastructure            2,982,000        13,834,920
    Hung Hing Printing Group Ltd. .................              Containers & Packaging               20,862,508         7,775,464
  a TCL Communication Technology Holdings
      Ltd. ........................................             Communications Equipment             143,878,875         5,362,370
    Yue Yuen Industrial Holdings Ltd. .............         Textiles, Apparel & Luxury Goods           4,196,500        12,566,228
                                                                                                                   ---------------
                                                                                                                        80,659,581
                                                                                                                   ---------------
    INDIA 0.8%
  b Gail India Ltd., GDR, 144A ....................                   Gas Utilities                      157,710        10,017,271
                                                                                                                   ---------------
    ISRAEL 0.9%
  a Orbotech Ltd. .................................        Electronic Equipment & Instruments            614,700        11,119,923
                                                                                                                   ---------------
    JAPAN 5.2%
    Descente Ltd. .................................         Textiles, Apparel & Luxury Goods           2,333,000        12,329,775
    MEITEC Corp. ..................................          Commercial Services & Supplies              304,100         9,045,716
    Nichii Gakkan Co. .............................         Health Care Providers & Services             739,200        10,040,539
    Sangetsu Co. Ltd. .............................                Household Durables                    186,800         4,081,979
    Sohgo Security Services Co. Ltd. ..............          Commercial Services & Supplies            1,337,700        18,723,679
    Takuma Co. Ltd. ...............................                     Machinery                      2,627,000         6,145,177
    USS Co. Ltd. ..................................                 Specialty Retail                     100,000         6,170,582
                                                                                                                   ---------------
                                                                                                                        66,537,447
                                                                                                                   ---------------
    NETHERLANDS 4.6%
    Draka Holding NV ..............................               Electrical Equipment                   235,136         6,838,902
    Imtech NV .....................................            Construction & Engineering                577,230        13,818,229
    OPG Groep NV ..................................         Health Care Providers & Services             838,560        25,204,096
    SBM Offshore NV ...............................            Energy Equipment & Services               370,390        12,032,194
                                                                                                                   ---------------
                                                                                                                        57,893,421
                                                                                                                   ---------------
    NORWAY 0.9%
    Norske Skogindustrier ASA .....................              Paper & Forest Products               1,317,076         6,729,761
    Tomra Systems ASA .............................                     Machinery                        715,996         4,914,566
                                                                                                                   ---------------
                                                                                                                        11,644,327
                                                                                                                   ---------------
    PHILIPPINES 0.0% c
    First Gen Corp. ...............................   Independent Power Producers & Energy Traders       610,000           611,510
                                                                                                                   ---------------
    SINGAPORE 1.6%
    Huan Hsin Holdings Ltd. .......................        Electronic Equipment & Instruments          6,101,000         2,492,882
    Osim International Ltd. .......................                 Specialty Retail                  10,597,200         2,886,692
    Venture Corp. Ltd. ............................        Electronic Equipment & Instruments          1,971,000        14,552,903
                                                                                                                   ---------------
                                                                                                                        19,932,477
                                                                                                                   ---------------


                                                          Semiannual Report | 19

Templeton Global Smaller Companies Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                        SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    SOUTH KOREA 7.4%
    Bank of Pusan .................................                 Commercial Banks                   1,793,670   $    24,067,134
    Daeduck Electronics Co. Ltd. ..................        Electronic Equipment & Instruments          1,221,875         6,154,591
    Daegu Bank Co. Ltd. ...........................                 Commercial Banks                   1,249,460        17,297,247
    Halla Climate Control Corp. ...................                  Auto Components                   1,104,000         9,287,684
    INTOPS Co. Ltd. ...............................        Electronic Equipment & Instruments            223,678         5,347,501
    People & Telecommunication Inc. ...............             Communications Equipment                 612,718         4,573,935
    Sindo Ricoh Co. ...............................                Office Electronics                    110,350         6,709,957
    Youngone Corp. ................................         Textiles, Apparel & Luxury Goods           1,990,740        20,139,535
                                                                                                                   ---------------
                                                                                                                        93,577,584
                                                                                                                   ---------------
    SWEDEN 1.9%
    D. Carnegie & Co. AB ..........................                  Capital Markets                     877,886        15,207,811
    Securitas Systems AB, B .......................          Commercial Services & Supplies            3,472,830         9,017,044
                                                                                                                   ---------------
                                                                                                                        24,224,855
                                                                                                                   ---------------
    SWITZERLAND 1.6%
    Verwaltungs-und Privat-Bank AG ................                  Capital Markets                      75,518        14,362,964
    Vontobel Holding AG ...........................                  Capital Markets                     160,170         5,707,994
                                                                                                                   ---------------
                                                                                                                        20,070,958
                                                                                                                   ---------------
    TAIWAN 8.7%
  a AcBel Polytech Inc. ...........................               Electrical Equipment                15,774,595         6,429,238
    D-Link Corp. ..................................             Communications Equipment              11,388,657        18,235,113
    Giant Manufacturing Co. Ltd. ..................           Leisure Equipment & Products             3,682,000         8,348,963
    Pihsiang Machinery Manufacturing Co. Ltd. .....         Health Care Equipment & Supplies           8,528,000        17,516,675
  a Qisda Corp. ...................................              Computers & Peripherals               7,282,200         7,054,889
    Simplo Technology Co. Ltd. ....................              Computers & Peripherals               4,170,360        20,639,336
  a Ta Chong Bank Ltd. ............................                 Commercial Banks                  52,393,000        15,964,485
    Taiwan Fu Hsing ...............................                 Building Products                  9,336,180         5,390,614
    Test-Rite International Co. Ltd. ..............                   Distributors                    16,461,621        10,463,233
                                                                                                                   ---------------
                                                                                                                       110,042,546
                                                                                                                   ---------------
    THAILAND 3.9%
    Bank of Ayudhya Public Co. Ltd. ...............                 Commercial Banks                  18,625,300        14,616,200
    Glow Energy Public Co. Ltd., fgn. .............   Independent Power Producers & Energy Traders    16,956,900        17,374,425
  a Total Access Communication Public Co. Ltd.,
      fgn. ........................................        Wireless Telecommunication Services        12,815,000        18,069,150
                                                                                                                   ---------------
                                                                                                                        50,059,775
                                                                                                                   ---------------
    UNITED KINGDOM 8.8%
    Bodycote International PLC ....................                     Machinery                      4,450,330        16,579,845
    Burberry Group PLC ............................         Textiles, Apparel & Luxury Goods             804,310         6,732,097
    Fiberweb PLC ..................................                 Personal Products                  6,160,581         8,048,304
    FKI PLC .......................................                     Machinery                     12,968,940        18,875,526
    Future PLC ....................................                       Media                       11,231,610         6,806,578
    GAME Group PLC ................................                 Specialty Retail                   7,314,518        27,068,797


20 | Semiannual Report

Templeton Global Smaller Companies Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    New Star Asset Management Group Ltd. ..........                 Capital Markets                  3,177,672     $     6,029,751
    Yule Catto & Company PLC ......................                    Chemicals                     6,523,350          22,002,267
                                                                                                                   ---------------
                                                                                                                       112,143,165
                                                                                                                   ---------------
    UNITED STATES 14.8%
  a AbitibiBowater Inc. ...........................             Paper & Forest Products                807,259           8,304,480
  a BearingPoint Inc. .............................                   IT Services                    3,015,260           4,884,721
  a Bristow Group Inc. ............................           Energy Equipment & Services              121,080           6,388,181
  a Convergys Corp. ...............................                   IT Services                      650,230           9,389,321
  a Corinthian Colleges Inc. ......................          Diversified Consumer Services           1,485,640          11,810,838
  a Domtar Corp. ..................................             Paper & Forest Products                892,900           5,637,935
a,d Fuel Systems Solutions Inc. ...................                 Auto Components                    933,580           9,653,217
  a Hibbett Sports Inc. ...........................                 Specialty Retail                 1,098,970          17,363,726
    Irwin Financial Corp. .........................                 Commercial Banks                   164,072           1,232,181
a,d Leapfrog Enterprises Inc. .....................           Leisure Equipment & Products           2,971,610          16,938,177
  a LifePoint Hospitals Inc. ......................         Health Care Providers & Services           357,000           8,946,420
  a Pier 1 Imports Inc. ...........................                 Specialty Retail                 3,257,950          17,071,658
  a RC2 Corp. .....................................           Leisure Equipment & Products             292,400           5,424,020
  a Scholastic Corp. ..............................                      Media                         363,740          12,683,614
    Sealy Corp. ...................................                Household Durables                1,751,580          15,956,894
  a Select Comfort Corp. ..........................                 Specialty Retail                 1,305,830           5,588,953
a,d Sharper Image Corp. ...........................                 Specialty Retail                   937,400             206,228
    Tredegar Corp. ................................             Industrial Conglomerates               874,320          13,822,999
a,d West Marine Inc. ..............................                 Specialty Retail                 1,991,430          16,070,840
                                                                                                                   ---------------
                                                                                                                       187,374,403
                                                                                                                   ---------------
    TOTAL COMMON STOCKS
      (COST $1,218,555,047) .......................                                                                  1,164,188,912
                                                                                                                   ---------------

                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
    SHORT TERM INVESTMENTS 9.3%
    U.S. GOVERNMENT AND AGENCY SECURITIES 9.3%
  e FHLB, 3/03/08 .................................                                                $67,578,000          67,578,000
  e FHLB, 6/04/08 .................................                                                 12,000,000          11,925,444
  f FHLB, 2.60%, 9/04/08 ..........................                                                 20,000,000          20,006,940
  e FNMA, 7/31/08 .................................                                                 18,000,000          17,826,372
                                                                                                                   ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $117,293,817) .........................                                                                    117,336,756
                                                                                                                   ---------------


                                                          Semiannual Report | 21

Templeton Global Smaller Companies Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (COST $1,335,848,864)
      101.0% ......................................                                                                $ 1,281,525,668
    OTHER ASSETS, LESS LIABILITIES (1.0)% .........                                                                    (13,032,167)
                                                                                                                   ---------------

    NET ASSETS 100.0% .............................                                                                $ 1,268,493,501
                                                                                                                   ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GDR  - Global Depository Receipt

a Non-income producing for the twelve months ended February 29, 2008.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 29, 2008, the value of this security is $10,017,271, representing 0.79% of net assets.

c Rounds to less than 0.1% of net assets.

d See Note 8 regarding holdings of 5% voting securities.

e The security is traded on a discount basis with no stated coupon rate.

f A portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

TEMPLETON GLOBAL SMALLER COMPANIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2008 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..........................................    $ 1,243,938,229
      Cost - Non-controlled affiliated issuers (Note 8) ....................         91,910,635
                                                                                ---------------
      Total cost of investments ............................................    $ 1,335,848,864
                                                                                ===============
      Value - Unaffiliated issuers .........................................    $ 1,238,657,206
      Value - Non-controlled affiliated issuers (Note 8) ...................         42,868,462
                                                                                ---------------
      Total value of investments ...........................................      1,281,525,668
   Cash ....................................................................              7,201
   Foreign currency, at value (cost $8,031,194) ............................          8,025,865
   Receivables:
      Investment securities sold ...........................................          1,896,146
      Capital shares sold ..................................................            635,695
      Dividends and interest ...............................................          3,527,889
                                                                                ---------------
         Total assets ......................................................      1,295,618,464
                                                                                ---------------
Liabilities:
   Payables:
      Investment securities purchased ......................................         22,120,545
      Capital shares redeemed ..............................................          3,650,960
      Affiliates ...........................................................          1,259,905
   Accrued expenses and other liabilities ..................................             93,553
                                                                                ---------------
         Total liabilities .................................................         27,124,963
                                                                                ---------------
            Net assets, at value ...........................................    $ 1,268,493,501
                                                                                ===============
Net assets consist of:
   Paid-in capital .........................................................    $ 1,248,701,593
   Undistributed net investment income .....................................          1,764,757
   Net unrealized appreciation (depreciation) ..............................        (54,249,989)
   Accumulated net realized gain (loss) ....................................         72,277,140
                                                                                ---------------
            Net assets, at value ...........................................    $ 1,268,493,501
                                                                                ===============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Smaller Companies Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 29, 2008 (unaudited)

CLASS A:
   Net assets, at value ....................................................    $ 1,071,289,966
                                                                                ===============
   Shares outstanding ......................................................        145,423,900
                                                                                ===============
   Net asset value per share a .............................................    $          7.37
                                                                                ===============
   Maximum offering price per share (net asset value per share / 94.25%) ...    $          7.82
                                                                                ===============
CLASS B:
   Net assets, at value ....................................................    $     5,786,297
                                                                                ===============
   Shares outstanding ......................................................            822,808
                                                                                ===============
   Net asset value and maximum offering price per share a ..................    $          7.03
                                                                                ===============
CLASS C:
   Net assets, at value ....................................................    $    64,782,493
                                                                                ===============
   Shares outstanding ......................................................          9,025,726
                                                                                ===============
   Net asset value and maximum offering price per share a ..................    $          7.18
                                                                                ===============
ADVISOR CLASS:
   Net assets, at value ....................................................    $   126,634,745
                                                                                ===============
   Shares outstanding ......................................................         17,140,897
                                                                                ===============
   Net asset value and maximum offering price per share a ..................    $          7.39
                                                                                ===============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


24 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Smaller Companies Fund

STATEMENT OF OPERATIONS
for the period ended February 29, 2008 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $596,269) .................................   $    10,843,892
   Interest .....................................................................           904,854
                                                                                    ---------------
         Total investment income ................................................        11,748,746
                                                                                    ---------------
Expenses:
   Management fees (Note 3a) ....................................................         5,622,570
   Administrative fees (Note 3b) ................................................           853,372
   Distribution fees: (Note 3c)
      Class A ...................................................................         1,430,424
      Class B ...................................................................            37,591
      Class C ...................................................................           393,429
   Transfer agent fees (Note 3e) ................................................         1,114,812
   Custodian fees (Note 4) ......................................................           282,348
   Reports to shareholders ......................................................            68,775
   Registration and filing fees .................................................            72,753
   Professional fees ............................................................            46,850
   Trustees' fees and expenses ..................................................            49,487
   Other ........................................................................            14,609
                                                                                    ---------------
         Total expenses .........................................................         9,987,020
         Expense reductions (Note 4) ............................................           (19,045)
                                                                                    ---------------
            Net expenses ........................................................         9,967,975
                                                                                    ---------------
               Net investment income ............................................         1,780,771
                                                                                    ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...............................................................        87,904,945
      Foreign currency transactions .............................................           717,697
                                                                                    ---------------
            Net realized gain (loss) ............................................        88,622,642
                                                                                    ---------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...............................................................      (420,723,184)
      Translation of assets and liabilities denominated in foreign currencies ...          (135,029)
                                                                                    ---------------
            Net unrealized depreciation .........................................      (420,858,213)
                                                                                    ---------------
Net realized and unrealized gain (loss) .........................................      (332,235,571)
                                                                                    ---------------
Net increase (decrease) in net assets resulting from operations .................   $  (330,454,800)
                                                                                    ===============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Smaller Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ------------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                               FEBRUARY 29, 2008     YEAR ENDED
                                                                                                  (UNAUDITED)      AUGUST 31, 2007
                                                                                               ------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income .................................................................   $       1,780,771   $    10,036,879
     Net realized gain (loss) from investments and foreign currency transactions ...........          88,622,642       163,411,373
     Net change in unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities denominated in foreign currencies .............        (420,858,213)      170,590,868
                                                                                               ------------------------------------
          Net increase (decrease) in net assets resulting from operations ..................        (330,454,800)      344,039,120
                                                                                               ------------------------------------
  Distributions to shareholders from:
     Net investment income:
       Class A .............................................................................         (14,295,028)      (15,048,067)
       Class B .............................................................................             (23,467)          (47,191)
       Class C .............................................................................            (306,096)         (499,960)
       Advisor Class .......................................................................          (1,436,355)       (1,008,972)
     Net realized gains from investments:
       Class A .............................................................................        (125,653,546)     (130,374,696)
       Class B .............................................................................            (796,890)         (942,747)
       Class C .............................................................................          (8,455,866)       (8,442,311)
       Advisor Class .......................................................................         (10,615,063)       (7,582,297)
                                                                                               ------------------------------------
  Total distributions to shareholders ......................................................        (161,582,311)     (163,946,241)
                                                                                               ------------------------------------
  Capital share transactions: (Note 2)
       Class A .............................................................................          19,917,346       184,816,320
       Class B .............................................................................            (733,059)           (7,494)
       Class C .............................................................................          (6,465,149)       16,393,367
       Advisor Class .......................................................................          52,519,605        45,103,275
                                                                                               ------------------------------------
  Total capital share transactions .........................................................          65,238,743       246,305,468
                                                                                               ------------------------------------
  Redemption fees ..........................................................................               2,045             4,942
                                                                                               ------------------------------------
          Net increase (decrease) in net assets ............................................        (426,796,323)      426,403,289
Net assets:
  Beginning of period ......................................................................       1,695,289,824     1,268,886,535
                                                                                               ------------------------------------
  End of period ............................................................................   $   1,268,493,501   $ 1,695,289,824
                                                                                               ====================================
Undistributed net investment income included in net assets:
  End of period ............................................................................   $       1,764,757   $    16,044,932
                                                                                               ====================================


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Smaller Companies Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege. The Fund was closed to new investors effective April 30, 2007.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets


                                                          Semiannual Report | 27

Templeton Global Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


28| Semiannual Report

Templeton Global Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.


                                                          Semiannual Report | 29

Templeton Global Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                           ------------------------------------------------------------
                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                 FEBRUARY 29, 2008               AUGUST 31, 2007
                                           ------------------------------------------------------------
                                             SHARES           AMOUNT         SHARES          AMOUNT
                                           ------------------------------------------------------------
CLASS A SHARES:
   Shares sold .........................     9,230,661   $   84,759,850    33,430,757    $ 319,544,148
   Shares issued in reinvestment of
     distributions .....................    13,411,126      121,882,008    14,926,722      128,461,129
   Shares redeemed .....................   (22,361,908)    (186,724,512)  (27,413,640)    (263,188,957)
                                           ------------------------------------------------------------
   Net increase (decrease) .............       279,879   $   19,917,346    20,943,839    $ 184,816,320
                                           ============================================================
CLASS B SHARES:
   Shares sold .........................        17,519   $      158,720       123,786    $   1,113,589
   Shares issued in reinvestment of
     distributions .....................        83,600          727,290       105,669          875,424
   Shares redeemed .....................      (209,131)      (1,619,069)     (219,274)      (1,996,507)
                                           ------------------------------------------------------------
   Net increase (decrease) .............      (108,012)  $     (733,059)       10,181    $      (7,494)
                                           ============================================================


30 | Semiannual Report

Templeton Global Smaller Companies Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                --------------------------------------------------------
                                                    SIX MONTHS ENDED                YEAR ENDED
                                                    FEBRUARY 29, 2008             AUGUST 31, 2007
                                                --------------------------------------------------------
                                                  SHARES        AMOUNT         SHARES        AMOUNT
                                                --------------------------------------------------------
CLASS C SHARES:
   Shares sold ..............................      427,572   $   3,677,337    2,880,102   $  26,561,750
   Shares issued in reinvestment of
      distributions .........................      741,530       6,580,740      797,149       6,725,270
   Shares redeemed ..........................   (2,105,383)    (16,723,226)  (1,811,233)    (16,893,653)
                                                --------------------------------------------------------
   Net increase (decrease) ..................     (936,281)  $  (6,465,149)   1,866,018   $  16,393,367
                                                ========================================================
ADVISOR CLASS SHARES:
   Shares sold ..............................    6,851,661   $  61,127,439    5,337,731   $  50,709,881
   Shares issued in reinvestment of
      distributions .........................    1,256,441      11,395,819      935,293       8,074,661
   Shares redeemed ..........................   (2,479,383)    (20,003,653)  (1,407,985)    (13,681,267)
                                                --------------------------------------------------------
   Net increase (decrease) ..................    5,628,719   $  52,519,605    4,865,039   $  45,103,275
                                                ========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
---------------------------------------------------------------------------------------
Franklin Templeton Investment Corp. (FTIC)                      Investment manager
Templeton Investment Counsel, LLC (TIC)                         Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------
      0.750%           Up to and including $1 billion
      0.730%           Over $1 billion, up to and including $5 billion
      0.710%           Over $5 billion, up to and including $10 billion
      0.690%           Over $10 billion, up to and including $15 billion
      0.670%           Over $15 billion, up to and including $20 billion
      0.650%           In excess of $20 billion

Under a subadvisory agreement, TIC, an affiliate of FTIC, provides subadvisory services to the Fund and receives from FTIC fees based on the average daily net assets of the Fund.


                                                          Semiannual Report | 31

Templeton Global Smaller Companies Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

---------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
---------------------------------------------------------------------------
       0.150%          Up to and including $200 million
       0.135%          Over $200 million, up to and including $700 million
       0.100%          Over $700 million, up to and including $1.2 billion
       0.075%          In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ............................................................   0.25%
Class B ............................................................   1.00%
Class C ............................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ...............................................   $38,360
Contingent deferred sales charges retained ......................   $19,381

E. TRANSFER AGENT FEES

For the period ended February 29, 2008, the Fund paid transfer agent fees of $1,114,812, of which $649,628 was retained by Investor Services.


32 | Semiannual Report

Templeton Global Smaller Companies Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 29, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2007, the Fund deferred realized currency losses of $400,183.

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................   $1,335,848,864
                                                           ==============

Unrealized appreciation ................................   $  249,556,411
Unrealized depreciation ................................     (303,879,607)
                                                           --------------
Net unrealized appreciation (depreciation) .............   $  (54,323,196)
                                                           ==============

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended February 29, 2008, aggregated $84,430,896 and $235,553,611, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


                                                          Semiannual Report | 33

Templeton Global Smaller Companies Fund

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended February 29, 2008, were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF                              NUMBER OF
                                SHARES HELD                            SHARES HELD      VALUE
                               AT BEGINNING     GROSS       GROSS        AT END         AT END     INVESTMENT   REALIZED CAPITAL
NAME OF ISSUER                   OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD     OF PERIOD      INCOME        GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Fuel Systems
   Solutions Inc. ..........      933,580        --           --          933,580    $ 9,653,217     $  --          $  --
Leapfrog Enterprises
   Inc. ....................    2,971,610        --           --        2,971,610     16,938,177        --             --
Sharper Image Corp. ........      937,400        --           --          937,400        206,228        --             --
   West Marine Inc. ........    1,991,430        --           --        1,991,430     16,070,840        --             --
                                                                                     ---------------------------------------------
   TOTAL NON-CONTROLLED AFFILIATED SECURITIES (3.38% of Net Assets)                  $42,868,462     $  --          $  --
                                                                                     =============================================

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.


34 | Semiannual Report

Templeton Global Smaller Companies Fund

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on February 29, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of August 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 35

TEMPLETON GLOBAL SMALLER COMPANIES FUND

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


36 | Semiannual Report

GOF P-5                   SUPPLEMENT DATED MARCH 1, 2008
                      TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN GLOBAL TRUST

Franklin Global Real Estate Fund

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST

Franklin Rising Dividends Fund

FRANKLIN MUNICIPAL SECURITIES TRUST

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST

Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

FRANKLIN TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives Allocation Fund

FRANKLIN TEMPLETON GLOBAL TRUST

Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN VALUE INVESTORS TRUST

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS

Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST

Templeton Global Bond Fund
Templeton International Bond Fund

The prospectus is revised as follows:

1. Effective October 1, 2008, for all funds that are offered with an initial sales charge, the cumulative quantity discount and letter of intent portion of the "Sales Charge Reductions and Waivers" section is amended to read:

      1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

      Cumulative quantity discount eligible shares are Franklin Templeton Fund shares registered to (or held by a financial intermediary for):

      o     You, individually;

      o Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a "Family Member");


                                               Not part of the semiannual report

      o     You jointly with one or more Family Members;

      o You jointly with another person(s) who is(are) not Family Members if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares;

      o A trustee/custodian of a Coverdell Education Savings account for which you or a Family Member is the identified responsible person;

      o A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered/recorded under yours or a Family Member's Social Security number

      o A 529 college savings plan over which you or a Family Member has investment discretion and control;

      o Any entity over which you or a Family Member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a Family Member is the custodian, a trust on which you or a Family Member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a Family Member] on which you or a Family Member is the authorized signer);

      o     A trust established by you or a Family Member as grantor.

      Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement plan such as a 401(k) plan (see definition below) do not qualify for a cumulative quantity discount.

      If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer's brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial adviser at the time of your purchase (including at the time of any future purchase). If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund's transfer agent at the time of any purchase.

      If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial adviser or the Franklin Templeton Funds' transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial adviser and the Fund generally will not have that information.

      The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial adviser nor the Franklin Templeton Funds may have or maintain this information.

      An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

      2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial adviser when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to tell the Funds' transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the Statement of Additional Information for more LOI details.

      To sign up for these programs, complete the appropriate section of your account application.

2. Effective October 1, 2008, the second sentence of the section "Investments of $1 Million or More" is amended as follows:

      However, there is a 1% Contingent Deferred Sales Charge ("CDSC") for funds that have a maximum initial sales charge of 5.75%; for all other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you redeem within 18 months of purchase.

3. The "Qualified Investors - Advisor Class" (and "Qualified Investors - Class Z" for Mutual Series funds) section is revised to include the following category of investor:

      o Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


Not part of the semiannual report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Franklin India Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


04/08                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL SMALLER COMPANIES FUND

INVESTMENT MANAGER

Franklin Templeton Investments Corp.

SUBADVISOR

Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisor. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


103 S2008  04/08





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.                        N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/GALEN G. VETTER
 ------------------------------
Galen G. Vetter
Chief Executive Officer -
 Finance and Administration
Date:  April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
 -----------------------------
Galen G. Vetter
Chief Executive Officer -
  Finance and Administration
Date:  April 28, 2008

By /s/LAURA F. FERGERSON
------------------------------
Laura F. Fergerson
Chief Financial Officer and
  Chief Accounting Officer
Date:  April 28, 2008